Income Taxes (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income tax benefit at federal statutory rate					(34.00%)	(34.00%)
State income tax, net of federal benefit					(6.50%)	(6.40%)
Disqualified interest and other					0.90%	0.60%
Research credits					(1.2)
U.S. tax reform					12.1
Valuation allowance					28.70%	39.80%
Effective tax rate	0.00%	0.00%	0.00%	0.00%